Summary of Company's Percentage of Revenue Generated by Saas Product (Details) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of Revenue	100.00%	100.00%	100.00%	100.00%
Reach [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of Revenue	2.20%	3.80%	2.20%	3.80%
Demio [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of Revenue	34.20%	91.00%	34.20%	91.00%
Open Reel [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of Revenue	45.00%	5.20%	45.00%	5.20%
Vidello Limited [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage of Revenue	18.60%